Steven I. Koszalka Secretary American Funds College Target Date Series 6455 Irvine Center Drive Irvine, California 92618-4518 (213) 486-9447 siik@capgroup.com

February 14, 2018

Document Control

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds College Target Date Series

File No. 333-180729 and No. 811-22692

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on February 9, 2018 of Registrant’s Post-Effective Amendment No. 17 under the Securities Act of 1933 and Amendment No. 19 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka